Long-term debt - Long-term Debt Outstanding (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 NOK	Dec. 31, 2015 SEK	Oct. 31, 2015 USD ($)	Aug. 31, 2015 USD ($)	Feb. 28, 2015 NOK	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 NOK	Dec. 31, 2014 SEK	May. 31, 2014 USD ($)	Mar. 31, 2014 SEK	Jan. 31, 2014 USD ($)	Oct. 31, 2013 NOK	Sep. 30, 2013 USD ($)	Sep. 20, 2013 USD ($)	Mar. 31, 2013 NOK	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)
Debt Instrument [Line Items]
Total debt principal	$ 10,661,000,000							$ 12,620,000,000
Less: current portion	(1,526,000,000)							(2,309,000,000)
Long-term portion	9,135,000,000							10,311,000,000
Total Bank Loans and Other
Debt Instrument [Line Items]
Total debt principal	7,373,000,000							8,602,000,000
Floating interest rate bonds
Debt Instrument [Line Items]
Debt, face amount | NOK		NOK 1,800,000,000							NOK 1,800,000,000								NOK 1,800,000,000
$350 million fixed interest rate bond
Debt Instrument [Line Items]
Debt, face amount	350,000,000			$ 350,000,000				350,000,000
Total debt principal	342,000,000
$1,000 million fixed interest bond
Debt Instrument [Line Items]
Debt, face amount	1,000,000,000							1,000,000,000										$ 1,000,000,000
Credit facility US$700 | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	700,000,000							700,000,000
Total debt principal	0							420,000,000
US$2,000 facility (North Atlantic Drilling) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	2,000,000,000							2,000,000,000
Total debt principal	1,200,000,000							1,367,000,000
US$400 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	400,000,000							400,000,000											$ 400,000,000
Total debt principal	240,000,000							280,000,000
$420 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	420,000,000							420,000,000
Total debt principal	0							351,000,000
US$440 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	440,000,000							440,000,000
Total debt principal	224,000,000							258,000,000
Credit facility US$450 -Eclipse | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	450,000,000							450,000,000
Total debt principal	0							416,000,000
US$1,450 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,450,000,000							1,450,000,000
Total debt principal	393,000,000							433,000,000
US$360 facility (Asia Offshore Drilling) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	360,000,000							360,000,000
Total debt principal	273,000,000							309,000,000
Credit facility US$300 | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	300,000,000							300,000,000
Total debt principal	186,000,000							210,000,000
$1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt, face amount															$ 1,750,000,000
$1,750 facility (Sevan Drilling) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,750,000,000							1,750,000,000
Total debt principal	1,085,000,000							1,225,000,000
$150 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	150,000,000							150,000,000
Total debt principal	0							150,000,000
Credit facility US$450 -Eminence | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	450,000,000							450,000,000
Total debt principal	344,000,000							397,000,000
US$1,500 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,500,000,000							1,500,000,000
Total debt principal	1,344,000,000							1,469,000,000
Credit Facility US $1,350 | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,350,000,000							1,350,000,000
Total debt principal	1,181,000,000							1,317,000,000
Credit facility US $950 | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	950,000,000						$ 950,000,000	950,000,000
Total debt principal	688,000,000							0
Credit Facility US$450 | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	450,000,000				$ 450,000,000			450,000,000
Total debt principal	215,000,000							0
$375 facility (SFL Hercules) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	375,000,000							375,000,000
Total debt principal	256,000,000							284,000,000
$390 facility (SFL Deepwater) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	390,000,000							390,000,000
Total debt principal	221,000,000							303,000,000
$475 facility (SFL Linus) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	475,000,000							475,000,000
Total debt principal	354,000,000							451,000,000
Total Ship Finance Loans | Secured Debt
Debt Instrument [Line Items]
Total debt principal	831,000,000							1,038,000,000
Floating interest rate bonds | Unsecured Debt
Debt Instrument [Line Items]
Total debt principal	203,000,000							242,000,000
$350 million fixed interest rate bond | Unsecured Debt
Debt Instrument [Line Items]
Total debt principal	0							342,000,000
$1,000 million fixed interest bond | Unsecured Debt
Debt Instrument [Line Items]
Total debt principal	948,000,000							1,000,000,000
US $500 Million Fixed Interest Bond | Unsecured Debt
Debt Instrument [Line Items]
Total debt principal	479,000,000							479,000,000
US $500 Million Fixed Interest Bond | Senior Unsecured Bond
Debt Instrument [Line Items]
Debt, face amount	500,000,000							500,000,000								$ 500,000,000
NOK1,500 Million Floating Interest Rate Bond | Unsecured Debt
Debt Instrument [Line Items]
Total debt principal	161,000,000							190,000,000
NOK1,500 Million Floating Interest Rate Bond | Senior Unsecured Bond
Debt Instrument [Line Items]
Debt, face amount | NOK		NOK 1,500,000,000				NOK 1,500,000,000.0			NOK 1,500,000,000					NOK 1,500,000,000
US$600 Million Senior Unsecured Bond | Unsecured Debt
Debt Instrument [Line Items]
Total debt principal	413,000,000							413,000,000
US$600 Million Senior Unsecured Bond | Senior Notes
Debt Instrument [Line Items]
Total debt principal	187,000,000										$ 165,000,000
SEK1,500 Million Senior Unsecured Bond | Unsecured Debt
Debt Instrument [Line Items]
Total debt principal	177,000,000							190,000,000
SEK1,500 Million Senior Unsecured Bond | Senior Notes
Debt Instrument [Line Items]
Debt, face amount | SEK			SEK 1,500,000,000							SEK 1,500,000,000		SEK 1,500,000,000
Total Bonds | Unsecured Debt
Debt Instrument [Line Items]
Total debt principal	2,381,000,000							2,856,000,000
Other credit facilities with corresponding restricted cash deposit | Secured Debt
Debt Instrument [Line Items]
Total debt principal	76,000,000							124,000,000
North Atlantic Drilling | US$600 Million Senior Unsecured Bond | Senior Notes
Debt Instrument [Line Items]
Debt, face amount	$ 600,000,000							$ 600,000,000					$ 600,000,000